Trade Accounts Receivable (Details 2) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Trade accounts receivable [Abstract]
Balance	$ (9,340)	$ (4,333)
Expected credit loss	(22,515)	(18,699)
Amounts written off	18,215	13,692
Balance	$ (13,640)	$ (9,340)